A 497 (j) Certification was made on July 7, 2003, and was inadvertently filed under the CIK number for Ivy Fund (1933 Act File No. 2-17613; 1940 Act File No. 811-01028; CIK 000052858). This filing was made in error. The Certification should have been (and subsequently was) filed on behalf of Ivy Funds, Inc. (1933 Act File No. 33-45961; 1940 Act File No. 811-6569; CIK 883622).

IVY FUND

Dated: July 9, 2003	By: /s/Kristen A. Richards
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Kristen A. Richards
Vice President and Secretary